Income taxes - Schedule of deferred tax assets (Detail) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Tax loss carried forward	¥ 609,004,112	¥ 447,008,731
Deductible temporary differences	114,334,735	111,856,999
Tax basis difference upon 2016 Restructuring	66,897,143	46,732,514
Allowance for doubtful receivables	5,509,508	1,110,718
Total deferred tax assets	795,745,498	606,708,962
Less: valuation allowance	(795,745,498)	(606,708,962)	¥ (353,511,080)	¥ (233,311,017)
Net deferred tax assets	¥ 0	¥ 0